Losses per Share (Details)	12 Months Ended
Dec. 31, 2022
Losses per Share [Abstract]
Weighted average number of shares issued description	The weight average of the shares in 2022, considers the bond capitalization effect in common shares issued on August 13th, 2021, performed in two tranches (February 28th and March 31st of 2022), disclosed in note 22.A (weight: 59 days with 140,940,146 shares, 31 days with 77,263,799 shares and 275 days with 901,834,231 shares). In addition, the weight average of the shares (diluted) in 2021 considers weight: 225 days with 537,483,609 shares and 140 days with 459,115,608.